Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT
Summary of Property Plant and Equipment

The following table shows property, plant and equipment as of December 31, 2019 and 2018:

	As of December 31,
	2019	2018
Classes of Property, Plant and Equipment, Net	ThCh$	ThCh$
Property, Plant and Equipment, Net	5,360,319,624	5,308,647,633
Construction in progress	1,048,988,931	862,274,093
Land	77,754,923	74,753,283
Buildings	420,319,759	384,027,047
Plant and equipment	2,895,992,861	3,143,869,929
Network infrastructure	809,428,974	764,095,247
Fixtures and fittings	47,758,908	55,091,617
Other property, plant and equipment under lease	4,231,758	6,881,745
Right-of-use assets	55,843,510	17,654,672

	As of December 31,
	2019	2018
Classes of Property, Plant and Equipment, Gross	ThCh$	ThCh$
Property, Plant and Equipment, Gross	9,296,027,122	8,747,182,818
Construction in progress	1,048,988,931	862,274,093
Land	77,754,923	74,753,283
Buildings	531,250,194	470,833,768
Plant and equipment	6,002,160,751	5,824,130,347
Network infrastructure	1,396,996,724	1,318,208,218
Fixtures and fittings	150,242,089	151,363,603
Other property, plant and equipment under lease	18,259,978	16,859,475
Right-of-use assets	70,373,532	28,760,031

	As of December 31,
	2019	2018
Classes of Accumulated Depreciation and Impairment in Property, Plant and Equipment	ThCh$	ThCh$
Total Accumulated Depreciation and Impairment in Property, Plant and Equipment	(3,935,707,498)	(3,438,535,185)
Buildings	(110,930,435)	(86,806,721)
Plant and equipment	(3,106,167,890)	(2,680,260,418)
Network infrastructure	(587,567,750)	(554,112,971)
Fixtures and fittings	(102,483,181)	(96,271,986)
Other property, plant and equipment under lease	(14,028,220)	(9,977,730)
Right-of-use assets	(14,530,022)	(11,105,359)

Summary of Changes in Property Plant and Equipment

The detail and changes in property, plant, and equipment at December 31, 2019 and 2018, are as follows:

	Construction in progress	Land	Buildings	Generation Plant and Equipment	Network infrastructure	Fixtures and Fittings	Other Property, Plant and Equipment under Financial Lease	Right of use Assets	Property, Plant and Equipment, Net
Changes in 2019	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance January 1, 2019	862,274,093	74,753,283	384,027,047	3,143,869,929	764,095,247	55,091,617	6,881,745	17,654,672	5,308,647,633
Changes:		-	-	-					-
Effects first application IFRS 16	-	-	-	-	-	-	-	28,814,142	28,814,142
Increases other than from business combinations	320,298,423	-	-	-	-	-	-	-	320,298,423
Increases (decreases) from foreign currency translation differences	9,880,815	36,282	29,731,649	81,221,513	4,238,408	65,341	361,574	1,537,867	127,073,449
Depreciation (1)	-	-	(17,944,173)	(159,163,293)	(34,964,877)	(6,299,395)	(3,011,561)	(3,321,268)	(224,704,567)
Impairment losses recognized in profit or loss for the period (2)	(32,967,462)	-	-	(247,052,801)	-	-	-	-	(280,020,263)
Increases (decreases) from transfers and other changes	(121,288,336)	4,151,834	22,879,420	17,534,668	74,941,622	1,780,792	-	-	-
Increases (decreases) for transfers	(121,288,336)	4,151,834	22,879,420	17,534,668	74,941,622	1,780,792	-	-	-
Disposals and removals from service	—	(406,656)	(792,638)	(948,350)	(1,880,608)	(837,345)	-		(4,865,597)
Disposals	—	(406,656)	—	(948,350)	—	—	-	-	(1,355,006)
Removals from service	—	-	(792,638)	—	(1,880,608)	(837,345)	-	-	(3,510,591)
Other increases (decreases) (3)	10,843,933	(779,820)	2,418,454	59,398,742	2,999,182	(2,042,102)	-	11,158,097	83,996,486
Argentina Hyperinflationary Effect	(52,535)	-	—	1,132,453	—	—	-	-	1,079,918
Total changes	186,714,838	3,001,640	36,292,712	(247,877,068)	45,333,727	(7,332,709)	(2,649,987)	38,188,838	51,671,991
Closing balance December 31, 2019	1,048,988,931	77,754,923	420,319,759	2,895,992,861	809,428,974	47,758,908	4,231,758	55,843,510	5,360,319,624

	Construction in progress	Land	Buildings	Generation Plant and Equipment	Network infrastructure	Fixtures and Fittings	Other Property, Plant and Equipment under Financial Lease	Finance Lease Asset	Property, Plant and Equipment, Net
Changes in 2018	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance January 1, 2018	666,590,543	67,485,380	12,793,641	2,080,903,064	683,120,815	56,284,762	—	18,508,932	3,585,687,137
Changes:
Increases other than from business combinations	321,183,398	5,893,739	1,000,411	1,638,436	2,455	935,982	143,120	—	330,797,541
Acquisitions through business combinations	44,088,988	623,052	329,152,208	941,871,560	47,727,579	2,018,760	6,904,334	368,008	1,372,754,489
Increases (decreases) from exchange differences, net	14,849,366	50,004	46,040,633	128,411,179	6,928,376	338,619	982,330	22,471	197,622,978
Depreciation (1)	—	—	(13,795,237)	(149,247,118)	(32,011,964)	(4,935,435)	(2,105,472)	(857,075)	(202,952,301)
Increases (decreases) from transfers and other changes	(193,895,804)	—	12,450,092	146,447,942	32,105,004	2,692,671	222,027	(21,932)	—
Increases (decreases) for transfers	(193,895,804)	—	12,450,092	146,447,942	32,105,004	2,692,671	222,027	(21,932)	—
Disposals and removals from service	—	(5,411)	—	(90,513)	(1,132,103)	(1)	-	—	(1,228,028)
Disposals	—	—	—	(90,513)	(436,956)	—	-	—	(527,469)
Removals from service	—	(5,411)	—	—	(695,147)	(1)	-	—	(700,559)
Other increases (decreases)	9,457,602	706,519	(3,614,701)	(7,977,450)	27,355,085	(2,243,741)	735,406	(365,732)	24,052,988
Argentina Hyperinflationary Effect	—	—	—	1,912,829	—	—	-	—	1,912,829
Total changes	195,683,550	7,267,903	371,233,406	1,062,966,865	80,974,432	(1,193,145)	6,881,745	(854,260)	1,722,960,496
Closing balance December 31, 2018	862,274,093	74,753,283	384,027,047	3,143,869,929	764,095,247	55,091,617	6,881,745	17,654,672	5,308,647,633
(1)	See Note 31.
(2)	See paragraph x) in section e) Other information, of this Note.
(3)	See Note 25.

Summary of changes in right of use assets

The detail of the right-of-use assets as of December 31, 2019 corresponds to the following:

	Land	Other Plants and Equipments	Right-of-use assets, Net
Changes in 2019	ThCh$	ThCh$	ThCh$
Opening balance January 1, 2019	2,758	17,651,914	17,654,672
Effects first time adoption IFRS 16	23,097,767	5,716,375	28,814,142
Opening balance January 1, 2019	23,100,525	23,368,289	46,468,814
Increases (decreases) from foreign currency translation differences, net	1,537,867	-	1,537,867
Depreciation	(1,482,706)	(1,838,562)	(3,321,268)
New agreements (decreases)	10,926,113	231,984	11,158,097
Total changes	10,981,274	(1,606,578)	9,374,696
Closing balance December 31, 2019	34,081,799	21,761,711	55,843,510

Disclosure of maturity analysis of finance lease payments receivable [text block]

	As of December 31,
	2019			2018
	Gross	Interest	Present Value	Gross	Interest	Present Value
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Less than one year	7,602,720	1,760,705	5,842,015	2,779,080	612,805	2,166,275
From one to two years	6,234,867	1,719,045	4,515,822	2,779,080	471,998	2,307,082
From two to three years	6,049,847	1,484,321	4,565,526	2,779,080	322,037	2,457,043
From three to four years	8,326,858	1,265,224	7,061,634	7,726,436	180,386	7,546,050
From four to five years	2,964,375	1,180,435	1,783,940	—	—	—
More than five years	38,630,310	8,991,558	29,638,752	—	—	—
Total	69,808,977	16,401,288	53,407,689	16,063,676	1,587,226	14,476,450

Schedule of Total Future Lease Payments

As of December 31, 2019, the future payments derived from such contracts are as follows:

As of December 31,
2019
ThCh$
Less than one year	3,485,151
From one to two years	—
From two to three years	—
From three to four years	—
From four to five years	—
More than five years	—
Total	3,485,151